CONDENSED FINANCIAL INFORMATION OF THE COMPANY - CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other comprehensive income (loss), tax	¥ 0	¥ 0
Cheetah
Other comprehensive income (loss), tax	¥ 0	¥ 0	¥ 0